Calvert
Small-Cap Fund
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Aerospace & Defense — 2.3%
Hexcel Corp.(1)	400,869	$ 25,014,225
Mercury Systems, Inc.(1)	561,299	37,202,898
		$ 62,217,123
Auto Components — 4.0%
Dana, Inc.	1,152,233	$ 27,377,056
Dorman Products, Inc.(1)	481,234	49,889,529
Visteon Corp.(1)	277,320	33,539,081
		$ 110,805,666
Automobiles — 0.5%
Harley-Davidson, Inc.	279,735	$12,817,458
		$12,817,458
Banks — 10.4%
Commerce Bancshares, Inc.	577,051	$43,024,923
Community Bank System, Inc.	687,298	51,994,094
Glacier Bancorp, Inc.	485,982	26,767,889
Independent Bank Corp.	415,551	31,374,100
Independent Bank Group, Inc.	377,235	27,907,845
Pinnacle Financial Partners, Inc.	506,824	44,747,491
South State Corp.	634,683	51,891,682
Stock Yards Bancorp, Inc.	183,052	9,315,516
		$287,023,540
Building Products — 3.9%
AZEK Co., Inc. (The)(1)	1,731,843	$73,534,054
CSW Industrials, Inc.	296,885	35,168,997
		$108,703,051
Capital Markets — 1.4%
Cohen & Steers, Inc.	474,280	$38,933,645
		$38,933,645
Chemicals — 3.4%
Minerals Technologies, Inc.	777,821	$61,191,178
Sensient Technologies Corp.	390,787	33,826,523
		$95,017,701
Commercial Services & Supplies — 3.1%
Casella Waste Systems, Inc., Class A(1)	319,853	$20,288,276
Herman Miller, Inc.	751,558	35,428,444
Kimball International, Inc., Class B	772,382	10,156,823
Security	Shares	Value
Commercial Services & Supplies (continued)
Viad Corp.(1)	397,740	$ 19,827,339
		$ 85,700,882
Diversified Consumer Services — 2.7%
Stride, Inc.(1)	488,683	$ 15,701,385
Terminix Global Holdings, Inc.(1)	1,213,232	57,883,299
		$ 73,584,684
Electronic Equipment, Instruments & Components — 1.2%
National Instruments Corp.	750,149	$ 31,716,300
		$31,716,300
Equity Real Estate Investment Trusts (REITs) — 7.5%
CubeSmart	1,129,729	$52,329,047
EastGroup Properties, Inc.	207,653	34,148,536
Essential Properties Realty Trust, Inc.	1,826,046	49,376,284
Rexford Industrial Realty, Inc.	514,117	29,278,963
STORE Capital Corp.	1,236,774	42,681,071
		$207,813,901
Food & Staples Retailing — 2.6%
Chefs' Warehouse, Inc. (The)(1)	394,177	$12,546,654
Performance Food Group Co.(1)	1,239,405	60,098,748
		$72,645,402
Food Products — 1.9%
J&J Snack Foods Corp.	75,492	$13,166,560
Nomad Foods, Ltd.(1)	1,342,120	37,941,732
		$51,108,292
Gas Utilities — 1.5%
ONE Gas, Inc.	547,011	$40,544,455
		$40,544,455
Health Care Equipment & Supplies — 5.7%
Envista Holdings Corp.(1)	1,015,288	$43,870,595
Haemonetics Corp.(1)	302,017	20,126,413
ICU Medical, Inc.(1)	211,264	43,478,131
Integra LifeSciences Holdings Corp.(1)	440,872	30,085,105
Tandem Diabetes Care, Inc.(1)	201,488	19,624,931
		$157,185,175
Health Care Providers & Services — 8.7%
Addus HomeCare Corp.(1)	401,917	$35,063,239
Agiliti, Inc.(1)	1,319,238	28,851,735
AMN Healthcare Services, Inc.(1)	224,837	21,804,692

Calvert
Small-Cap Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Apria, Inc.(1)	397,136	$ 11,119,808
Chemed Corp.	111,567	52,938,542
LHC Group, Inc.(1)	310,547	62,190,142
R1 RCM, Inc.(1)	1,201,721	26,726,275
		$ 238,694,433
Health Care Technology — 1.6%
Inovalon Holdings, Inc., Class A(1)	1,257,928	$ 42,870,186
		$ 42,870,186
Hotels, Restaurants & Leisure — 2.6%
Choice Hotels International, Inc.	304,327	$36,172,307
Wyndham Hotels & Resorts, Inc.	494,080	35,717,043
		$71,889,350
Household Durables — 1.5%
Tempur Sealy International, Inc.	1,058,492	$41,482,301
		$41,482,301
Independent Power and Renewable Electricity Producers — 0.5%
Sunnova Energy International, Inc.(1)	396,765	$14,942,170
		$14,942,170
Insurance — 3.7%
AMERISAFE, Inc.	419,672	$25,050,222
Kinsale Capital Group, Inc.	86,107	14,187,850
RLI Corp.	239,256	25,023,785
Selective Insurance Group, Inc.	466,833	37,883,498
		$102,145,355
Interactive Media & Services — 1.4%
CarGurus, Inc.(1)	1,486,772	$38,998,030
		$38,998,030
IT Services — 0.4%
Euronet Worldwide, Inc.(1)	73,676	$9,972,047
		$9,972,047
Leisure Products — 0.7%
Brunswick Corp.	85,556	$8,523,089
Hayward Holdings, Inc.(1)	368,593	9,590,790
		$18,113,879
Machinery — 4.7%
Allison Transmission Holdings, Inc.	771,877	$30,674,392
Middleby Corp.(1)	189,744	32,875,046
Security	Shares	Value
Machinery (continued)
Mueller Water Products, Inc., Class A	2,475,896	$ 35,702,420
Woodward, Inc.	237,084	29,132,882
		$ 128,384,740
Professional Services — 1.7%
CBIZ, Inc.(1)	1,430,163	$ 46,866,442
		$ 46,866,442
Road & Rail — 1.4%
Landstar System, Inc.	247,057	$ 39,039,947
		$39,039,947
Semiconductors & Semiconductor Equipment — 2.5%
Ambarella, Inc.(1)	304,857	$32,506,902
Silicon Laboratories, Inc.(1)	246,625	37,795,281
		$70,302,183
Software — 7.7%
ACI Worldwide, Inc.(1)	1,249,047	$46,389,606
Altair Engineering, Inc., Class A(1)(2)	478,917	33,030,905
CDK Global, Inc.	669,488	33,266,859
Envestnet, Inc.(1)	560,805	42,542,667
nCino, Inc.(1)	456,539	27,355,817
Olo, Inc., Class A(1)	826,877	30,916,931
		$213,502,785
Specialty Retail — 2.6%
National Vision Holdings, Inc.(1)	1,396,540	$71,405,090
		$71,405,090
Textiles, Apparel & Luxury Goods — 2.3%
Capri Holdings, Ltd.(1)	787,214	$45,020,769
Steven Madden, Ltd.	425,496	18,619,705
		$63,640,474
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	221,027	$20,126,718
Herc Holdings, Inc.(1)	267,655	29,996,096
		$50,122,814
Water Utilities — 1.2%
Middlesex Water Co.	405,655	$33,154,183
		$33,154,183
Total Common Stocks (identified cost $2,177,268,323)		$2,731,343,684

Calvert
Small-Cap Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$2,520	$ 2,469,650
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(4)(5)	152	143,947
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(4)(5)	195	176,444
Total High Social Impact Investments (identified cost $2,867,000)		$ 2,790,041

Short-Term Investments — 1.9%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(6)	51,671,168	$ 51,671,168
Total Short-Term Investments (identified cost $51,671,168)		$ 51,671,168
Total Investments — 101.1% (identified cost $2,231,806,491)		$2,785,804,893
Other Assets, Less Liabilities — (1.1)%		$ (29,174,167)
Net Assets — 100.0%		$2,756,630,726

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $2,234,214 and the total market value of the collateral received by the Fund was $2,363,359, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated company.
(4)	Restricted security. Total market value of restricted securities amounts to $2,790,041, which represents 0.1% of the net assets of the Fund as of June 30, 2021.
(5)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2021.
(6)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$2,520,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	152,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	195,000
The Fund did not have any open derivative instruments at June 30, 2021.
At June 30, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $54,140,818, which represents 2.0% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes:
1.50%, 12/15/20(1)	$ 2,502,849	$ —	$ (2,515,603)	$ —	$ 12,754	$ —	$ 7,861	$ —
1.50%, 12/15/23(1)	—	2,520,000	—	—	(50,350)	2,469,650	20,580	2,520,000

Calvert
Small-Cap Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ 20,895,723	$668,926,371	$(638,148,104)	$ (3,135)	$ 313	$51,671,168	$16,722	51,671,168
Totals				$ (3,135)	$(37,283)	$54,140,818	$45,163

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,731,343,684(1)	$ —	$ —	$2,731,343,684
High Social Impact Investments	—	2,790,041	—	2,790,041
Short-Term Investments	—	51,671,168	—	51,671,168
Total Investments	$2,731,343,684	$54,461,209	$ —	$2,785,804,893

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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